STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Share-Based Compensation [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
Details of stock-based compensation expense:

	Successor		Predecessor
	Year ended	Three months ended	Nine months ended	Year ended
	December 31,	December 31,	September 30,	December 31,
	2013	2012	2012	2011
Phantom share units	$0.1	$–	$–	$–
Stock option awards	–	–	–	0.2
Restricted share units	–	–	–	0.1
	$0.1	$–	$–	$0.3

Schedule of Share-based Payment Award, Phantom Share Units, Valuation Assumptions [Table Text Block]
As at December 31, 2013, the fair value of PSUs was estimated using the Black-Scholes option pricing model based the following assumptions:

	2013
	Vesting Date December 31, 2015	Vesting Date December 31, 2016
Risk-free interest rate	1.1%	1.4%
Annual dividends per share	Nil	Nil
Expected stock price volatility	77%	77%
Expected unit life (in years)	2.0	3.0
Average fair value of units granted (in dollars)	$0.61	$0.73

Schedule of Share-based Compensation, Phantom Share Units Award Activity [Table Text Block]
Changes in the number of PSUs outstanding during the years ended December 31 was as follows:

	2013
		Weighted average exercise price
	Number of options	(in dollars)
Beginning of year	–	$–
Granted	1,447,904	1.19
Exercised	(332,822)	1.20
Expired or cancelled	(166,411)	1.20
End of year	948,671	$1.19